UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (98.6%)
Australia (1.0%)
Dexus Property Group(A)	9,200	$10
Primary Health Care(A)	2,400	11

		21

Austria (0.5%)
Oesterreichische Post	200	10

Bermuda (3.6%)
Axis Capital Holdings	200	8
Endurance Specialty Holdings	200	10
Everest Re Group	100	15
PartnerRe	150	16
RenaissanceRe Holdings	130	13
Validus Holdings	400	15

		77

Canada (8.4%)
Bank of Montreal	200	15
Bank of Nova Scotia	200	13
Canadian Imperial Bank of Commerce	170	16
Canadian Tire, Cl A	200	19
George Weston	130	10
Metro, Cl A	300	20
National Bank of Canada	350	16
Power Financial	300	10
Rogers Communications, Cl B	300	12
Royal Bank of Canada	200	15
Shaw Communications, Cl B	600	15
Toronto-Dominion Bank	300	16

		177

Chile (0.6%)
ENTEL Chile	1,000	12

China (2.3%)
China Petroleum & Chemical, Cl H(A)	16,000	15
Huaneng Power International, Cl H(A)	12,000	14
Shenzhen Expressway(A)	32,000	19

		48

Denmark (0.5%)
Spar Nord Bank(A)	900	10

France (1.8%)
Neopost(A)	130	9
Sanofi(A)	100	11
Thales(A)	160	9
Total(A)	140	9

		38

Germany (3.0%)
Merck KGaA(A)	180	16
Muenchener Rueckversicherungs(A)	90	19
Stada Arzneimittel(A)	200	8
Talanx(A)	600	21

		64

	Shares	Value (000)
Guernsey (0.7%)
Amdocs	300	$14

Hong Kong (2.0%)
BOC Hong Kong Holdings(A)	3,500	11
China Resources Power Holdings(A)	4,000	11
Television Broadcasts	1,500	10
Wasion Group Holdings(A)	14,000	11

		43

Israel (0.5%)
Teva Pharmaceutical Industries(A)	200	11

Japan (7.6%)
Alfresa Holdings(A)	160	10
Autobacs Seven(A)	600	10
Canon Electronics(A)	900	17
Fuji Oil(A)	700	11
Heiwa(A)	700	16
KDDI(A)	200	11
Megmilk Snow Brand(A)	800	10
Morinaga Milk Industry(A)	3,000	11
Nippon Telegraph & Telephone(A)	300	20
NTT DOCOMO(A)	600	11
Osaka Gas(A)	2,000	8
SKY Perfect JSAT Holdings(A)	2,100	12
West Japan Railway(A)	300	14

		161

Malaysia (0.6%)
AMMB Holdings(A)	6,300	13

Mexico (0.6%)
America Movil	10,200	12

Netherlands (1.7%)
Koninklijke Ahold(A)	500	9
Royal Dutch Shell, Cl B(A)	600	26

		35

New Zealand (0.5%)
SKY Network Television(A)	2,000	11

Norway (1.9%)
Salmar(A)	600	12
Statoil(A)	500	14
Yara International(A)	300	14

		40

Poland (0.5%)
PGE(A)	1,700	11

Russia (1.4%)
Lukoil OAO ADR	230	13
Sistema GDR(A)	700	17

		30

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Singapore (1.0%)
DBS Group Holdings(A)	1,500	$22

South Africa (2.9%)
Barclays Africa Group(A)	700	11
Lewis Group	1,600	9
Nedbank Group(A)	400	9
Sasol(A)	300	17
Vodacom Group(A)	1,300	15

		61

South Korea (3.7%)
Kia Motors(A)	200	12
Korean Reinsurance(A)	1,000	11
KT&G(A)	100	10
Samsung Electronics, Cl Preference(A)	20	20
SK Telecom(A)	100	26

		79

Sweden (0.4%)
Securitas, Cl B(A)	800	9

Switzerland (0.5%)
Siegfried Holding(A)	60	10

Taiwan (2.1%)
China Development(A)	50,000	16
Hon Hai Precision Industry(A)	4,000	14
King’s Town Bank(A)	14,000	14

		44

Thailand (1.1%)
PTT(A)	1,100	11
Ratchaburi Electricity(A)	7,700	13

		24

United Kingdom (6.0%)
BAE Systems(A)	2,100	15
BP(A)	2,300	19
Centrica(A)	2,600	14
Direct Line Insurance Group(A)	3,100	15
GlaxoSmithKline(A)	500	12
Imperial Tobacco Group(A)	300	13
J Sainsbury(A)	2,600	14
Tate & Lyle(A)	1,300	14
Tesco(A)	2,400	10

		126

United States (41.2%)
ACE	100	10
Aetna	170	13
Allstate	170	10
American Electric Power	300	16
Amgen	130	17
Apple	150	14
AT&T	600	22
Baxter International	270	20
Bemis	300	12

	Shares	Value (000)
United States (continued)
Chevron	150	$19
CIGNA	170	15
Cisco Systems	600	15
ConAgra Foods	700	21
Crown Holdings*	200	9
CVS Caremark	260	20
Deere	300	26
DIRECTV*	240	21
Dr Pepper Snapple Group	300	17
DuPont Fabros Technology	400	11
Edison International	300	16
EMC	500	15
Entergy	300	22
Exelon	400	12
Exxon Mobil	200	20
FirstEnergy	600	19
Government Properties Income Trust	400	10
Hewlett-Packard	300	11
Intel	700	24
International Business Machines	140	27
Johnson & Johnson	260	26
Kellogg	260	15
Kohl’s	300	16
Kroger	200	10
L-3 Communications Holdings, Cl 3	100	10
Laboratory Corp of America Holdings*	150	16
Merck	350	20
Microsoft	300	13
PetSmart	170	12
Pfizer	1,200	34
Public Service Enterprise Group	400	14
QUALCOMM	240	18
Quest Diagnostics	200	12
Raytheon	150	14
Republic Services, Cl A	300	11
Sanderson Farms	100	9
SCANA	300	15
Starwood Property Trust	500	12
Target	300	18
Travelers	200	18
Two Harbors Investment	900	9
Verizon Communications	400	20
Wal-Mart Stores	260	19
WellPoint	100	11
Wells Fargo	300	15

		871

Total Common Stock (Cost $2,093)		2,084

Preferred Stock (0.5%)
Brazil (0.5%)
Cia Paranaense de Energia	700	11

Total Preferred Stock (Cost $11)		11

Schedule of Investments July 31, 2014	(Unaudited)

LSV Global Managed Volatility Fund	Face Amount (000)	Value (000)
Repurchase Agreement (0.8%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $7,838 (collateralized by a US Treasury Obligation, par value $8,193, 2%, 2/15/23; with a total market value of $7,995)	$17	$17

Total Repurchase Agreement (Cost $17)		17

Total Investments — 99.9% (Cost $2,121) †		$2,112

Percentages are based on Net Assets of $2,115 (000).

ADR	American Depository Receipt

Cl	Class

GDR	Global Depository Receipt

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2014 was $879(000) and represented 41.6% of Net Assets.

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $2,121(000), and the unrealized appreciation and depreciation were $45(000) and ($54(000)) respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Australia	$—	$21	$—	$21
Austria	10	—	—	10
Bermuda	77	—	—	77
Canada	177	—	—	177
Chile	12	—	—	12
China	—	48	—	48
Denmark	—	10	—	10
France	—	38	—	38
Germany	—	64	—	64
Guernsey	14	—	—	14
Hong Kong	10	33	—	43
Israel	—	11	—	11
Japan	—	161	—	161
Malaysia	—	13	—	13
Mexico	12	—	—	12
Netherlands	—	35	—	35
New Zealand	—	11	—	11
Norway	—	40	—	40
Poland	—	11	—	11
Russia	13	17	—	30
Singapore	—	22	—	22
South Africa	9	52	—	61
South Korea	—	79	—	79
Sweden	—	9	—	9
Switzerland	—	10	—	10
Taiwan	—	44	—	44
Thailand	—	24	—	24
United Kingdom	—	126	—	126
United States	871	—	—	871
Total Common Stock	$1,205	$879	$—	$2,084
Preferred Stock	11	—	—	11
Repurchase Agreement	—	17	—	17
Total Investments in Securities	$1,216	$896	$—	$2,112

‡ For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-005-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014